Significant Equity Transactions and Acquisitions - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions					12 Months Ended
	Nov. 10, 2017 USD ($) $ / shares shares	Nov. 09, 2017 Founder shares	Oct. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2017 Vote
Significant Equity Transactions And Acquisitions [Line Items]
Common stock shares redesignated		4,000,000
Number of founders | Founder		4
HB Micro Lending Company
Significant Equity Transactions And Acquisitions [Line Items]
Percentage of voting rights					60.00%
Acquisition date					Oct. 31, 2017
HB Micro Lending Company | Share Purchase Agreement
Significant Equity Transactions And Acquisitions [Line Items]
Percentage of common shares acquired				32.00%
Cash consideration | ¥				¥ 48.2
HB Micro Lending Company | Equity Pledge Agreement
Significant Equity Transactions And Acquisitions [Line Items]
Percentage of common shares acquired			28.00%
Cash consideration | ¥			¥ 42.0
American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Net proceeds from initial public offering and private placement | $	$ 253.0
American Depositary Shares | Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	17,000,000
Number of ordinary shares represented by each ADS	5
Share price | $ / shares	$ 13.00
American Depositary Shares | Private Placement
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	3,846,154
Share price | $ / shares	$ 13.00
Class B Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Preferred stock shares converted and designated		100.00%
Ordinary share voting rights | Vote					20
Class A Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Preferred stock shares converted and designated		100.00%
Ordinary share voting rights | Vote					1
Class A Ordinary Shares | Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	85,000,000
Class A Ordinary Shares | Private Placement
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	19,230,769